Financial Liabilities	12 Months Ended
Dec. 31, 2022
Financial Liabilities
Financial Liabilities

(20)    Financial Liabilities

This note provides information on the contractual conditions of the Group’s financial liabilities, which are measured at amortized cost, except for the financial derivatives that are valued at fair value. For further information on exposure to interest rate risk, currency risk and liquidity risk and the fair values of financial liabilities, please refer to note 29.

Details at 31 December 2022 and 2021 are as follows:

		Thousands of Euros
Financial liabilities	Reference	31/12/2022	31/12/2021
Non-current bonds	(a)	4,638,444	2,577,465
Senior secured debt	(b)	3,419,058	3,296,025
Other loans	(b)	336,530	480,836
Other non-current financial liabilities	(c)	887,707	838,826
Non-current financial derivatives	Note 29	4,003	—
Non-current lease liabilities	Note 8	914,588	825,157
Loan transaction costs		(239,768)	(249,359)
Total non-current financial liabilities		9,960,562	7,768,950

Current bonds	(a)	150,512	2,270,474
Senior secured debt	(b)	8,904	—
Other loans	(b)	477,065	165,139
Other current financial liabilities	(c)	113,680	43,234
Current financial derivatives	Note 29	733	875
Current lease liabilities	Note 8	102,356	48,567
Loan transaction costs		(57,564)	(89,998)
Total current financial liabilities		795,686	2,438,291

(a)	Senior Notes

Detail of Senior Notes at 31 December 2022 are as follows:

	Thousands of Euros
	Issue date	Company	Nominal value	Currency	Annual coupon	Maturity
	18/04/2017	Grifols, S.A.	1,000,000	Euros	3.20%	2025
Unsecured senior notes	05/10/2021	Grifols Escrow Issuer S.A.	1,400,000	Euros	3.875%	2028
	05/10/2021	Grifols Escrow Issuer S.A.	705,000	US dollar	4.750%	2028

Secured senior notes	15/11/2019	Grifols, S.A.	770,000	Euros	2.25%	2027
	15/11/2019	Grifols, S.A.	905,000	Euros	1.625%	2025

The bonds issued by Grifols, S.A. in 2017 and 2019 were admitted to listing on the Irish Stock Exchange on the same issue date.

On 5 October 2021, Grifols Escrow Issuer, S.A. closed the issuance of a senior unsecured corporate bond (Senior Unsecured Notes) in two tranches for amounts of Euros 1,400 million and US Dollars 705 million. Both tranches mature in 2028, accrue an annual coupon of 3.875% and 4.750%, respectively and are listed on the Irish Stock Exchange.

The proceeds from the bonds were used to finance the Euros 1,100 million acquisition of the entire share capital of Tiancheng (Germany) Pharmaceutical Holdings AG, whose current corporate name is Grifols Biotest Holdings GmbH, which holds 89.88% of the ordinary shares of Biotest AG and 1.08% of the preferred shares. In addition, the proceeds will also be used to finance the voluntary public offering for the remaining ordinary and preferred shares of Biotest AG.

Details of movement in the Senior Notes at 31 December 2022 are as follows:

	Thousands of Euros
	Opening
	outstanding balance		Exchange	Closing outstanding
	01/01/2022	Cancellation	differences	balance 31/12/22
Senior unsecured corporate notes 2017	1,000,000	—	—	1,000,000
Senior secured corporate notes 2019	1,675,000	(97,535)	—	1,577,465
Senior unsecured corporate notes Euros 2021	1,400,000	—	—	1,400,000
Senior unsecured corporate notes US Dollars 2021	622,462	—	38,517	660,979
	4,697,462	(97,535)	38,517	4,638,444

On 2 December 2021, Grifols, S.A. announced a repurchase offer for the same price plus unpaid accrued interests of the mentioned bonds, up to the equivalent in Euros of US Dollars 110,317 thousand. The agreement with the bondholders was closed in January 2022.

Details of movement in the Senior Notes at 31 December 2021 are as follows:

	Thousands of Euros
	Opening			Closing
	outstanding balance		Exchange	outstanding balance
	01/01/21	Issue	differences	31/12/21
Senior unsecured corporate notes 2017	1,000,000	—	—	1,000,000
Senior secured corporate notes 2019	1,675,000	—	—	1,675,000
Senior unsecured corporate notes Euros 2021	—	1,400,000	—	1,400,000
Senior unsecured corporate notes US Dollars 2021	—	598,970	23,492	622,462
	2,675,000	1,998,970	23,492	4,697,462

At 31 December 2022 and 2021 the current obligations caption includes the issue of bearer promissory notes to Group employees, as follows:

	Thousands of Euros
	31/12/2022	31/12/2021
Issue date	04/05/2022	04/05/2021
Maturity date	04/05/2023	04/05/2022
Nominal amount of promissory notes (Euros)	3,000	3,000
Interest rate	3.00%	2.50%
Promissory Notes subscribed	12,054	119,325
Buy-backs or redemptions	(1,938)	(1,740)
Interest pending accrual	(1,176)	(975)

(b)	Loans and borrowings

Details of loans and borrowings at 31 December 2022 and 2021 are as follows:

					Thousands of Euros
					31/12/2022		31/12/2021
					Amount	Carrying	Amount	Carrying
Credit	Currency	Interest rate	Date awarded	Maturity date	extended	amount	extended	amount
Senior debt - Tranche B	Euros	Euribor + 2.25%	15/11/2019	15/11/2027	1,360,000	1,255,285	1,360,000	1,258,554
Senior debt - Tranche B	US Dollars	Libor + 2.00%	15/11/2019	15/11/2027	2,343,896	2,163,773	2,227,171	2,037,471
Total senior debt					3,703,896	3,419,058	3,587,171	3,296,025

EIB Loan	Euros	2.40%	20/11/2015	20/11/2025	100,000	21,250	100,000	31,875
EIB Loan	Euros	2.02%	22/12/2017	22/12/2027	85,000	42,500	85,000	53,125
EIB Loan	Euros	2.15%	25/09/2018	25/09/2028	85,000	53,125	85,000	63,750
Total EIB Loan					270,000	116,875	270,000	148,750

Revolving Credit	US Dollars	Libor + 1.5%	15/11/2019	15/11/2025	937,559	—	882,924	330,000
Total Revolving Credit					937,559	—	882,924	330,000

Other non-current loans	Euros	1.76% - Euribor+ 6.70%			235,000	219,655	10,000	2,086
Loan transaction costs					—	(163,476)	—	(197,703)
Non-current loans and borrowings					5,146,455	3,592,112	4,750,095	3,579,158

					Thousands of Euros
					31/12/2022		31/12/2021
Credit	Currency	Interest rate	Date awarded	Maturity date	Amount extended	Carrying amount	Amount extended	Carrying amount
Senior debt - Tranche B	Euros	Euribor + 2.25%	15/11/2019	15/11/2027	(*)	3,269	(*)	—
Senior debt - Tranche B	US Dollars	Libor + 2.00%	15/11/2019	15/11/2027	(*)	5,635	(*)	—
Total senior debt					—	8,904	—	—

EIB Loan	Euros	2.40%	20/11/2015	20/11/2025	(*)	10,625	(*)	10,625
EIB Loan	Euros	2.02%	22/12/2017	22/12/2027	(*)	21,250	(*)	21,250
Total EIB Loan					—	31,875	—	31,875
Other current loans		0.10% - 3.75%			481,163	445,190	211,901	133,265
Loan transaction costs					—	(36,559)	—	(37,245)
Current loans and borrowings					481,163	449,410	211,901	127,895

(*) See amount granted under non-current debt

Current loans and borrowings include accrued interest amounting to Euros 12,592 thousand at 31 December 2022 (Euros 7,682 thousand at 31 December 2021).

Between 2015 and 2018, the Group arranged three long-term loans with the European Investment Bank totaling Euros 270,000 thousand (divided into two loans of Euros 85,000 thousand and one loan of Euros 100,000 thousand) to support its investments in R&D, mainly focused on the search for new therapeutic indications for plasma-derived protein therapies. The financial terms include a fixed interest rate, a maturity of 10 years with a grace period of 2 years. At 31 December 2022, the carrying amount of the loans obtained from the European Investment Bank amounts to Euros 148,750 thousand (Euros 180,625 thousand at 31 December 2021).

Senior Secured debt

The Senior Secured debt consists of an eight-year loan divided into two tranches: US Tranche B and Tranche B in Euros. The terms and conditions of both tranches are as follows:

◾	US Dollar Tranche B:
●	Original principal amount of US Dollars 2,500 million.
●	Applicable margin of 200 basis points (bp) pegged to US Libor.
●	Quasi-bullet repayment structure.
●	Maturity in 2027.
◾	Tranche B in Euros:
●	Original principal amount of Euros 1,360 million.
●	Applicable margin of 225 basis points (bp) pegged to Euribor.
●	Quasi-bullet repayment structure.
●	Maturity in 2027.

Details of Tranche B by maturity at 31 December 2022 are as follows:

	US Tranche B			Tranche B in Euros
		Principal in Thousands	Principal in		Principal in Thousands of
	Currency	of US Dollars	Thousands of Euros	Currency	Euros
Maturity
2023	US Dollars	6,015	5,635	Euros	3,269
2024	US Dollars	24,058	22,557	Euros	13,076
2025	US Dollars	24,058	22,557	Euros	13,076
2026	US Dollars	24,058	22,557	Euros	13,076
2027	US Dollars	2,235,700	2,096,101	Euros	1,216,058
Total	US Dollars	2,313,889	2,169,407	Euros	1,258,555

The borrowers of the total Senior secured debt are Grifols, S.A. and Grifols Worldwide Operations USA, Inc.

At 31 December 2021, the Group redeemed in advance an amount of Euros 74,246 thousand from Tranche B in Euros and Euros 124,798 thousand from Tranche B in US Dollars, using part of the amount received from GIC (sovereign wealth fund in Singapore).

Revolving credit facility

On 7 May 2020, the Group concluded the upsize of the multi-currency revolving credit facility from US Dollars 500 million to US Dollars 1,000 million with maturity in 2025 and an applicable margin of 150 basis points (bp) pegged to US Libor.

Movement in the Revolving Credit Facility is as follows:

	Thousands of Euros
	31/12/2022	31/12/2021
Drawn opening balance	330,000	—
Drawdowns	591,537	829,636
Repayments	(916,958)	(525,979)
Translation differences	(4,579)	26,343
Drawn closing balance	—	330,000

The costs of refinancing the revolving credit facility in 2020 amounted to Euros 9.3 million.

Guarantors

The Notes, the Senior Term Loans and the Revolving Loans are secured by Grifols, S.A. and certain significant subsidiaries of Grifols, S.A., which together with Grifols, S.A., represent, in the aggregate, at least 60% of the consolidated EBITDA of the Group.

The Notes are guaranteed on a senior secured basis by subsidiaries of Grifols, S.A. that are guarantors and co-borrower under the New Credit Facilities. The guarantors are Grifols Worldwide Operations Limited, Grifols Biologicals Inc., Grifols Shared Services North America, Inc., Grifols Therapeutics, Inc., Instituto Grifols, S.A., Grifols Worldwide Operations USA, Inc., Grifols USA, Llc. and Grifols International, S.A.

(c)	Other financial liabilities

Details of other financial liabilities at 31 December 2022 and 2021 are as follows:

		Thousands of Euros
Other financial liabilities	Reference	31/12/2022	31/12/2021
Non-current debt with GIC (sovereign wealth fund in Singapore)	(i)	833,664	829,937
Non-current preferential loans		4,943	7,029
Other non-current financial liabilities	(iii)	49,100	1,860
Total other non-current financial liabilities		887,707	838,826

Current debt with GIC (sovereign wealth fund in Singapore)	(i)	86,284	—
Current preferential loans		1,633	2,607
Outstanding payments of acquisitions	(ii)	—	39,075
Other current financial liabilities	(iii)	25,763	1,552
Total other current financial liabilities		113,680	43,234

(i)Debt with GIC – Singapore sovereign wealth fund

In November 2021 approval was received from the pertinent authorities to close the agreement with GIC (Sovereign Fund of Singapore), announced in June 2021, whereby the Group received an amount of US Dollars 990 million in exchange for 10 ordinary Class B shares in Biomat USA and 9 ordinary Class B shares in a new sub-holding, Biomat Newco, created for this purpose.

The main terms and conditions of the agreement with GIC were:

●	The distribution of annual preferential dividends to GIC equivalent to US Dollar 4,168 thousand per share, following majority approval of the Board of Directors of Biomat USA and Biomat Newco;
●	The redemption right with respect to Class B stock for US Dollars 52,105 thousand per share, is subject to unilateral approval of the Class B stockholders (with one share annually redeemable starting as of 31 December 2022). At 31 December 2022 no shares have been redeemed.
●	From 1 December 2036, holders of Class B shares of Biomat USA will have the right to request Biomat USA to redeem up to the total of the Class B shares they hold at a value of US Dollars 52,105,263.16 per share. Class B shareholders of Biomat Newco will have the same right with respect to Biomat Newco.
●	In the event that the dividends or the annual redemption at Biomat USA or Biomat NewCo, where applicable, is not approved, is partially paid, or is otherwise not paid, GIC holds the right to obtain in exchange thereof an undetermined number of shares among the following alternatives (i) an additional number of shares in Biomat USA, in lieu of the non-payment occurred at Biomat USA, (ii) an additional number of shares in Biomat NewCo, in lieu of the non-payment occurred at Biomat NewCo; or (iii) a number of ADRs of Grifols, S.A. in lieu of either (i) or (ii).
●	Grifols holds the right to redeem all of the Class B stock from the fifth year onwards;
●	In the event of liquidation of Biomat USA and Biomat Newco, GIC shall have the right to the preferential liquidation of US Dollars 52,105 thousand per share, but shall not have any rights over the liquidation of net assets of these companies.

Current debt with GIC includes Euros 37,432 thousand of accrued interests plus Euros 48,852 thousand related to the share redemption right.

Grifols did not have the discretional right to avoid payment in cash and therefore, the instrument was recorded as a financial liability at 31 December 2022 and at 31 December 2021.

The Group does not lose control of Biomat USA and continues overseeing all aspects of the Biomat Group’s administration and operations.

(ii)Outstanding payments of acquisitions

At 31 December 2021, the balance corresponded to the outstanding amount payable relating to the Gigagen, Inc. acquisition (see note 3).

(iii)Other non-current and current financial liabilities

At 31 December 2022, “other non-current financial liabilities” include mainly an unsecured long-term loan in the amount of Euros 44.3 million and a repayment obligation arising from a supply contract amounting to Euros 5.9 million, both corresponding to Biotest, AG, a company acquired by the Group on 25 April 2022 (see note 3).

At 31 December 2022, “other current financial liabilities” include mainly distributor commission liabilities of Euros 15.5 million corresponding to Biotest, AG, a company acquired by the Group on 25 April 2022 (see note 3).

Details of the maturity of other financial liabilities are as follows:

	Thousands of Euros
	31/12/2022	31/12/2021
Maturity at:
Up to one year	113,680	43,234
Two years	54,506	88,144
Three years	50,086	88,947
Four years	50,408	89,027
Five years	49,483	88,871
Over five years	683,224	483,837
	1,001,387	882,060

(d)	Changes in liabilities derived from financing activities

	Thousands of Euros
			Senior Secured
			debt & Other	Finance lease	Other financial
	Reference	Bonds	loans	liabilities	liabilities	Total
Carrying amount at 1 January 2020		2,677,202	3,687,739	740,690	101,749	7,207,380
New financing		116,352	—	—	—	116,352
Refunds		(105,564)	(66,047)	(79,037)	(22,681)	(273,329)
Interest accrued		81,880	124,840	35,084	2,073	243,877
Other movements		—	(10,468)	88,867	4,837	83,236
Interest paid/received		(60,355)	(95,433)	—	—	(155,788)
Business combinations	Note 3	—	—	—	34,778	34,778
Foreign exchange differences		—	(172,246)	(52,105)	(5,443)	(229,794)
Balance at 31 December 2020		2,709,515	3,468,385	733,499	115,313	7,026,712
New financing		2,126,979	329,555	—	829,937	3,286,471
Refunds		(114,480)	(266,659)	(82,692)	(3,507)	(467,338)
Interest accrued		100,948	130,327	35,786	2,165	269,226
Other movements		(33,920)	5,445	135,697	729	107,951
Interest paid/received		(64,031)	(91,089)	—	—	(155,120)
Business combinations	Note 3	—	—	—	(64,749)	(64,749)
Foreign exchange differences		18,523	131,084	51,434	3,047	204,088
Balance at December 31, 2021		4,743,534	3,707,048	873,724	882,935	10,207,241
New financing		112,557	990,537	—	16,448	1,119,542
Refunds		(217,058)	(944,386)	(104,287)	(15,685)	(1,281,416)
Interest accrued		176,317	206,901	43,640	84,586	511,444
Other movements		744	(744)	123,792	—	123,792
Interest paid/received		(150,595)	(156,461)	—	(43,331)	(350,387)
Business combinations	Note 3	(1,804)	121,597	30,290	31,016	181,099
Foreign exchange differences		27,965	117,029	49,785	50,154	244,933
Balance at 31 December 2022		4,691,660	4,041,521	1,016,944	1,006,123	10,756,248